Borrowings - Schedule of Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Borrowings [Line Items]
Maturity date	Total
Borrowings	$ 13,323,643	$ 8,840,461
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Maturity date	March 2024
Borrowings		411,184
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Maturity date	September 2025
Borrowings	$ 427,497
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 427,497	411,184
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	August 2024
Borrowings		4,454,496
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	August 2024
Borrowings		1,370,614
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	August 2025
Borrowings	$ 3,491,222
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	August 2025
Borrowings	$ 1,139,991
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	August 2025
Borrowings	$ 712,494
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	July 2025
Borrowings	$ 712,494
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 6,056,201	5,825,110
Bank of Beijing [Member]
Schedule of Borrowings [Line Items]
Maturity date	June 2024
Borrowings		1,370,614
Bank of Beijing [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings		1,370,614
China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	June 2024
Borrowings		1,233,553
China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	July 2025
Borrowings	$ 854,993
China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	December 2024
Borrowings	$ 5,984,952
China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 6,839,945	$ 1,233,553
Minimum [Member] | Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.05%
Minimum [Member] | Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.05%
Minimum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.40%
Minimum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.35%
Minimum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.50%
Minimum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.40%
Minimum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.20%
Minimum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.20%
Minimum [Member] | Bank of Beijing [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.55%
Minimum [Member] | China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.90%
Minimum [Member] | China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.70%
Minimum [Member] | China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.20%
Maximum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.70%
Maximum [Member] | Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.50%